September 24, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: TFLIC Series Life Account of Transamerica Financial Life Insurance Company

File No. 811-08878 (1933 Act No’s: 333-38343, 333-61654, 33-86696 and 333-113442)
(CIK – 0000933275)
Rule 30b2-1 filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), TFLIC Series Life Account of Transamerica Financial Life Insurance Company (“separate account”), a unit investment trust registered under the Act, recently mailed to its policyowners the semi-annual report(s) dated June 30, 2007 for the following underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 the following semi-annual reports were filed on Form N-CSRS with the Commission via EDGAR on the dates indicated:

Entity:	AEGON/Transamerica Series Trust
File No.:	811- 04419 (33-507)
Date of Filing:	August 31, 2007
Accession No.:	0001104659-07-066429
CIK:	0000778207
Entity:	Fidelity Variable Insurance Products Fund
File No.:	811-03329 (002-75010)
Date of Filing:	August 29, 2007
Accession No.:	0000356494-07-000017
CIK:	0000356494
Entity:	Fidelity Variable Insurance Products Fund II
File No.:	811-05511 (33-20773)
Date of Filing:	August 29, 2007
Accession No.:	0000831016-07-000014
CIK:	0000831016
Entity:	Fidelity Variable Insurance Products Fund III
File No.:	811-07205 (33-54837)
Date of Filing:	August 29, 2006
Accession No.:	0000927384-07-000016
CIK:	0000927384
Entity:	ProFunds Trust
File No.:	811-08239 (333-28339)
Date of Filing:	September 5, 2007
Accession No.:	0001209286-07-000261
CIK:	0001039803

Securities and Exchange Commission

Page Two

September 24, 2007

To the extent necessary, these filings are incorporated herein by reference. If you have any questions regarding this filing, please contact the undersigned at (727) 299-1830 or Gayle Morden at (727) 299-1747.

Very truly yours,

/s/Arthur D. Woods

Arthur D. Woods, Esq.

Vice President

cc:	Gayle Morden
Priscilla Hechler